Net commission and fee income	6 Months Ended
Jun. 30, 2026
Commissions and Fee Income [Abstract]
Net commission and fee income	Net commission and fee income
Disaggregation of revenues by product type and business segment

	Three months ended Jun 30, 2026
in € m. (unless stated otherwise)	Private Bank	Asset Management	Corporate Bank	Investment Bank	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	74	5	61	27	6	173
Commissions for assets under management	142	1,086	7	—	—	1,235
Commissions for other securities	8	—	157	—	—	165
Underwriting and advisory fees	1	—	12	551	2	567
Brokerage fees	283	6	6	83	(1)	377
Commissions for local payments	210	—	191	—	—	401
Commissions for foreign commercial business	5	—	138	7	(17)	133
Commissions for foreign currency/exchange business	1	—	—	—	—	1
Commissions for loan processing and guarantees	32	—	138	119	—	289
Intermediary fees	109	—	12	1	2	124
Fees for sundry other customer services	16	26	177	108	—	327
Total commission and fee income	880	1,123	900	896	(6)	3,793
Commission and fee expense						(932)
Net commission and fee income						2,861

	Three months ended Jun 30, 2025
in € m. (unless stated otherwise)	Private Bank	Asset Management	Corporate Bank	Investment Bank	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	69	4	60	13	—	145
Commissions for assets under management	110	986	6	—	—	1,102
Commissions for other securities	10	—	143	8	—	162
Underwriting and advisory fees	1	—	9	433	6	449
Brokerage fees	266	13	6	84	—	369
Commissions for local payments	216	—	146	—	1	362
Commissions for foreign commercial business	5	—	129	3	(10)	127
Commissions for foreign currency/exchange business	1	—	—	—	—	1
Commissions for loan processing and guarantees	69	—	178	94	2	342
Intermediary fees	102	—	7	1	2	111
Fees for sundry other customer services	19	23	243	37	—	322
Total commission and fee income	869	1,026	925	672	1	3,492
Commission and fee expense						(818)
Net commission and fee income						2,674
Prior year’s comparatives aligned to presentation in the current year

	Six months ended Jun 30, 2026
in € m. (unless stated otherwise)	Private Bank	Asset Management	Corporate Bank	Investment Bank	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	148	9	123	50	10	340
Commissions for assets under management	269	2,215	14	—	—	2,497
Commissions for other securities	16	—	268	—	—	284
Underwriting and advisory fees	4	—	24	981	19	1,028
Brokerage fees	639	11	13	181	—	843
Commissions for local payments	417	—	359	3	(1)	778
Commissions for foreign commercial business	10	—	261	15	(28)	258
Commissions for foreign currency/exchange business	3	—	—	—	—	3
Commissions for loan processing and guarantees	67	—	326	212	1	605
Intermediary fees	212	—	25	1	8	245
Fees for sundry other customer services	31	52	378	170	—	631
Total commission and fee income	1,815	2,287	1,790	1,612	8	7,513
Commission and fee expense						(1,848)
Net commission and fee income						5,665

	Six months ended Jun 30, 2025
in € m. (unless stated otherwise)	Private Bank	Asset Management	Corporate Bank	Investment Bank	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	138	8	116	33	(1)	294
Commissions for assets under management	224	1,975	12	—	—	2,211
Commissions for other securities	21	—	250	14	—	286
Underwriting and advisory fees	3	—	22	879	11	915
Brokerage fees	621	19	12	160	1	813
Commissions for local payments	428	—	292	—	1	720
Commissions for foreign commercial business	10	—	256	13	(21)	259
Commissions for foreign currency/exchange business	2	—	1	—	—	3
Commissions for loan processing and guarantees	137	—	351	200	2	690
Intermediary fees	196	—	15	1	7	219
Fees for sundry other customer services	41	50	493	82	2	668
Total commission and fee income	1,821	2,052	1,820	1,382	2	7,077
Commission and fee expense						(1,651)
Net commission and fee income						5,426
Prior year’s comparatives aligned to presentation in the current year
As of June 30, 2026, the aggregate transaction price allocated to partially or fully unsatisfied performance obligations amounted to € 289 million and is expected to be recognized over a four-year period from 2027 to 2030 (December 31, 2025:
€ 173 million over a four-year period from 2026 to 2029). The balance predominantly relates to alternative closed-end funds with cumulative distribution-based performance fees, the amount of which is generally determined towards the end of the respective multi-year performance period. The increase compared with December 31, 2025 primarily reflects the appreciation of the underlying fund assets.
As of June 30, 2026, and June 30, 2025, the Group’s receivables from commission and fee income were € 1.1 billion and
€ 960 million, respectively. As of June 30, 2026, and June 30, 2025, the Group’s contract liabilities associated with commission and fee income were € 69 million and € 87 million, respectively. Contract liabilities arise from the Group’s obligation to provide future services to a customer for which it has received consideration from the customer prior to completion of the services. The balances of receivables and contract liabilities do not vary significantly from period to period, reflecting the fact that they predominantly relate to recurring service contracts with service periods of less than one year, such as monthly current account services and quarterly asset management services. As a result, prior period balances of contract liabilities are generally recognized in revenue in the subsequent period. There are some contracts where customer payment in exchange for services provided by the Group over the service period is not required until the end of the contract period. If the Group is virtually certain to receive payment at the end of the contract period, a contract asset and the respective commission and fee income is recognized when services are performed. As of June 30, 2026 and
2025, the Group has recognized no material contract assets.